Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (13.1%)
U.S. Government Securities (11.8%)
	United States Treasury Note/Bond	4.250%	12/31/25	15,000	15,002
	United States Treasury Note/Bond	4.500%	7/15/26	2,860	2,870
	United States Treasury Note/Bond	4.375%	7/31/26	267,373	267,874
	United States Treasury Note/Bond	3.750%	8/31/26	129,380	128,389
	United States Treasury Note/Bond	3.500%	9/30/26	45,000	44,445
[1]	United States Treasury Note/Bond	4.125%	10/31/26	190,000	189,614
	United States Treasury Note/Bond	1.250%	12/31/26	823	776
	United States Treasury Note/Bond	4.125%	2/15/27	248,540	247,880
	United States Treasury Note/Bond	4.250%	3/15/27	145,449	145,449
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,453
	United States Treasury Note/Bond	2.750%	4/30/27	42,750	41,334
	United States Treasury Note/Bond	4.500%	5/15/27	171,890	172,776
	United States Treasury Note/Bond	4.375%	7/15/27	181,281	181,791
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,938
	United States Treasury Note/Bond	3.750%	8/15/27	271,340	267,949
	United States Treasury Note/Bond	3.125%	8/31/27	29,986	29,129
	United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,457
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	19,925
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,348
	United States Treasury Note/Bond	3.875%	12/31/27	23,014	22,759
	United States Treasury Note/Bond	4.000%	2/29/28	28,601	28,350
	United States Treasury Note/Bond	3.625%	3/31/28	26,615	26,074
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,305
	United States Treasury Note/Bond	4.000%	6/30/28	6,686	6,618
	United States Treasury Note/Bond	4.125%	7/31/28	107,567	106,844
	United States Treasury Note/Bond	4.375%	8/31/28	90,667	90,766
	United States Treasury Note/Bond	4.625%	9/30/28	130,336	131,599
	United States Treasury Note/Bond	4.375%	11/30/28	52,289	52,330
	United States Treasury Note/Bond	3.750%	12/31/28	150,790	147,444
	United States Treasury Note/Bond	4.000%	1/31/29	245,134	241,840
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,586
	United States Treasury Note/Bond	4.250%	2/28/29	105,035	104,576
	United States Treasury Note/Bond	4.125%	3/31/29	283,418	280,761
	United States Treasury Note/Bond	4.625%	4/30/29	219,099	221,290
	United States Treasury Note/Bond	4.500%	5/31/29	71,014	71,380
	United States Treasury Note/Bond	4.250%	6/30/29	159,390	158,568
	United States Treasury Note/Bond	4.000%	7/31/29	195,149	192,161
	United States Treasury Note/Bond	3.625%	8/31/29	49,598	48,048
	United States Treasury Note/Bond	3.500%	9/30/29	245,274	236,114
	United States Treasury Note/Bond	4.125%	10/31/29	201,588	199,352
	United States Treasury Note/Bond	4.375%	12/31/29	137,329	137,308
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,727
	United States Treasury Note/Bond	3.750%	5/31/30	13,152	12,733
	United States Treasury Note/Bond	4.000%	7/31/30	20,991	20,558
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,128
	United States Treasury Note/Bond	3.750%	12/31/30	23,044	22,209
	United States Treasury Note/Bond	4.250%	2/28/31	7,180	7,101
	United States Treasury Note/Bond	4.125%	7/31/31	12,649	12,402
[1]	United States Treasury Note/Bond	4.500%	11/15/33	94,328	93,944
[2]	United States Treasury Note/Bond	4.000%	2/15/34	136,261	130,534
	United States Treasury Note/Bond	4.375%	5/15/34	171,344	168,827
	United States Treasury Note/Bond	3.875%	8/15/34	190,826	180,569
	United States Treasury Note/Bond	4.250%	11/15/34	89,775	87,488
	United States Treasury Note/Bond	2.000%	11/15/41	152,871	102,662
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	42,467
	United States Treasury Note/Bond	4.000%	11/15/42	117,907	106,098
	United States Treasury Note/Bond	3.875%	2/15/43	32,563	28,737
	United States Treasury Note/Bond	4.750%	11/15/43	47,755	47,173
	United States Treasury Note/Bond	4.500%	2/15/44	26,384	25,197
	United States Treasury Note/Bond	4.625%	5/15/44	42,978	41,689

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	8/15/44	41,000	37,131
	United States Treasury Note/Bond	4.625%	11/15/44	13,991	13,571
	United States Treasury Note/Bond	2.375%	5/15/51	25,018	15,745
	United States Treasury Note/Bond	3.625%	5/15/53	706	575
	United States Treasury Note/Bond	4.750%	11/15/53	4,770	4,723
	United States Treasury Note/Bond	4.250%	2/15/54	16,566	15,130
	United States Treasury Note/Bond	4.625%	5/15/54	46,352	45,099
	United States Treasury Note/Bond	4.250%	8/15/54	71,515	65,414
	United States Treasury Note/Bond	4.500%	11/15/54	82,798	79,047
					5,755,150
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	17,483
Conventional Mortgage-Backed Securities (1.1%)
[3,4]	Ginnie Mae	5.000%	1/15/55	74,017	71,788
[3]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[3]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	942	965
[3,5]	UMBS Pool	2.500%	8/1/27–4/1/38	19,383	17,397
[3,5]	UMBS Pool	1.770%	1/1/36	20,064	15,243
[3,5]	UMBS Pool	3.000%	6/1/43	5,304	4,670
[3,5]	UMBS Pool	5.000%	8/1/52–11/1/53	73,327	70,922
[3,5]	UMBS Pool	5.500%	3/1/53–2/1/54	159,612	157,927
[3,5]	UMBS Pool	6.000%	10/1/53–9/1/54	193,572	194,954
					533,878
Nonconventional Mortgage-Backed Securities (0.2%)
[3,5]	Fannie Mae REMICS	1.250%	2/25/28	3,067	2,950
[3,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	45,523	43,042
[3,5]	Fannie Mae REMICS	1.500%	8/25/41	1,522	1,452
[3,5]	Fannie Mae REMICS	1.700%	6/25/43	300	296
[3,5]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	3,046	2,880
[3,5]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	32,068	25,972
[3,5]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	14,150	12,975
[3,5]	Fannie Mae REMICS	4.000%	7/25/53	1,403	1,390
[3,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,092	2,068
[3,5]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,619	13,208
[3,5]	Freddie Mac REMICS	2.000%	9/15/31	2,757	2,705
[3,5]	Freddie Mac REMICS	3.000%	5/15/46	15,983	14,571
					123,509
Total U.S. Government and Agency Obligations (Cost $6,566,016)					6,430,020
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[3,6]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	614	596
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	236	234
[3,6]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	41,571
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	43,047
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	807	789
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	2,074	2,033
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	19,745	16,252
[3,6,7]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.411%	10/15/36	14,465	14,424
[3,6]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	15,074	13,869
[3,6]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,983	4,868
[3,6]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/61	38,386	36,392
[3,6]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/62	3,520	3,518
[3,6]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,820	12,636
[3,6]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,542	15,026
[3,6]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,903	22,655
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	36,615	37,305
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	17,675	17,802
[3,5,7]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.583%	10/25/28	1,284	1,340
[3,6]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	63,831	60,760
[3,6]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	40,670	41,227
[3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	12,922
[3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	41,561	42,653
[3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,007	9,941
[3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,157
[3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,290
[3,5]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	18,149	17,229
[3]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	61,449	53,223

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	23,030	23,259
[3,6]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	31,269	32,403
[3,6]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	50,295	50,723
[3,6]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	22,795	22,993
[3,6]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	31,898	30,262
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	29,595	29,954
[3,6]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	6,064	5,761
[3,6]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	7,031	6,535
[3,6]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	6,043	5,805
[3,6]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	1,594	1,506
[3,6]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	74,580	68,765
[3,6]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	8,730	8,602
[3,6]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	44,028	43,322
[3,6]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	11,110	9,563
[3,6]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	7,605	7,480
[3,6]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	18,874
[3,6]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	31,995
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	19,610	19,552
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	28,188	27,527
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	38,425	36,437
[3,6]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	37,314	37,549
[3,6]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	67,553	68,821
[3,6]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	19,405	19,430
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,172,973)					1,141,877
Corporate Bonds (42.5%)
Communications (2.8%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	24,064
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,243
	AT&T Inc.	2.750%	6/1/31	71,900	62,531
	AT&T Inc.	5.400%	2/15/34	84,400	84,751
	AT&T Inc.	4.500%	5/15/35	24,405	22,564
	AT&T Inc.	3.500%	6/1/41	3,825	2,927
	AT&T Inc.	4.300%	12/15/42	10,645	8,843
	AT&T Inc.	3.650%	6/1/51	1,686	1,187
	AT&T Inc.	3.650%	9/15/59	26,635	17,632
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,359
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	24,429	15,695
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	18,165	14,608
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	21,507	20,946
	Comcast Corp.	4.250%	1/15/33	7,560	7,050
	Comcast Corp.	4.200%	8/15/34	30,155	27,588
	Comcast Corp.	4.400%	8/15/35	32,657	30,040
	Comcast Corp.	3.750%	4/1/40	2,300	1,848
	Comcast Corp.	3.969%	11/1/47	40,576	30,798
	Comcast Corp.	4.000%	3/1/48	17,415	13,220
	Comcast Corp.	3.999%	11/1/49	26,848	20,271
	Comcast Corp.	2.887%	11/1/51	37,513	22,572
	Comcast Corp.	2.450%	8/15/52	35,080	18,974
	Comcast Corp.	4.049%	11/1/52	19,891	14,912
	Comcast Corp.	2.937%	11/1/56	154,016	89,628
	Comcast Corp.	2.987%	11/1/63	90,054	50,683
[6]	Cox Communications Inc.	4.800%	2/1/35	58,525	53,367
	Meta Platforms Inc.	4.950%	5/15/33	49,016	49,050
	Meta Platforms Inc.	5.600%	5/15/53	29,815	29,757
	Meta Platforms Inc.	5.400%	8/15/54	19,205	18,588
	Meta Platforms Inc.	5.750%	5/15/63	15,300	15,396
	NBCUniversal Media LLC	4.450%	1/15/43	10,245	8,715
[6]	NBN Co. Ltd.	1.625%	1/8/27	25,935	24,354
[6]	NBN Co. Ltd.	2.625%	5/5/31	38,645	33,335
[6]	NBN Co. Ltd.	2.500%	1/8/32	68,983	57,906
[6]	NTT Finance Corp.	1.162%	4/3/26	76,700	73,422
[6]	NTT Finance Corp.	2.065%	4/3/31	9,240	7,724
	Omnicom Group Inc.	5.300%	11/1/34	13,535	13,331
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	39,349
	Orange SA	9.000%	3/1/31	47,066	56,100
[3,6]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	2,746	2,746
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	39,008
	T-Mobile USA Inc.	3.875%	4/15/30	39,225	36,905
	T-Mobile USA Inc.	2.550%	2/15/31	15,310	13,160

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,239
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	14,729
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,534
	T-Mobile USA Inc.	4.500%	4/15/50	1,418	1,162
	T-Mobile USA Inc.	5.250%	6/15/55	18,219	16,543
	T-Mobile USA Inc.	3.600%	11/15/60	3,825	2,522
	Uber Technologies Inc.	4.800%	9/15/34	8,340	7,956
	Uber Technologies Inc.	5.350%	9/15/54	9,575	8,835
	Verizon Communications Inc.	2.355%	3/15/32	23,109	19,146
	Verizon Communications Inc.	4.812%	3/15/39	46,984	43,269
	Verizon Communications Inc.	3.400%	3/22/41	2,500	1,890
	Verizon Communications Inc.	3.850%	11/1/42	2,400	1,885
	Verizon Communications Inc.	2.875%	11/20/50	4,045	2,474
	Verizon Communications Inc.	3.000%	11/20/60	4,193	2,421
	Walt Disney Co.	3.500%	5/13/40	45,733	36,596
					1,367,348
Consumer Discretionary (1.5%)
	Amazon.com Inc.	3.600%	4/13/32	75,375	69,683
	Amazon.com Inc.	2.875%	5/12/41	2,100	1,541
	Amazon.com Inc.	4.950%	12/5/44	15,220	14,500
	Amazon.com Inc.	4.050%	8/22/47	1,700	1,397
	Amazon.com Inc.	3.950%	4/13/52	16,465	12,945
	Amazon.com Inc.	4.250%	8/22/57	32,895	26,836
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,496
	American Honda Finance Corp.	2.000%	3/24/28	34,925	31,911
[6]	BMW US Capital LLC	1.250%	8/12/26	28,890	27,379
	Brown University	2.924%	9/1/50	4,745	3,135
[6]	ERAC USA Finance LLC	5.000%	2/15/29	8,020	8,044
[6]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	44,121
[6]	ERAC USA Finance LLC	5.200%	10/30/34	7,610	7,519
[6]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,249
[6]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	30,665
[6]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	25,666
	Georgetown University	4.315%	4/1/49	8,648	7,171
	Georgetown University	2.943%	4/1/50	7,785	5,032
	Georgetown University	5.115%	4/1/53	5,413	5,146
	Home Depot Inc.	4.850%	6/25/31	18,010	17,992
	Home Depot Inc.	1.875%	9/15/31	8,465	6,993
	Home Depot Inc.	3.250%	4/15/32	30,653	27,342
	Home Depot Inc.	3.300%	4/15/40	32,073	24,944
	Home Depot Inc.	4.875%	2/15/44	5,600	5,114
	Home Depot Inc.	4.400%	3/15/45	22,390	19,107
	Home Depot Inc.	4.250%	4/1/46	18,668	15,514
	Home Depot Inc.	4.500%	12/6/48	12,020	10,247
	Home Depot Inc.	3.125%	12/15/49	2,435	1,628
	Home Depot Inc.	2.375%	3/15/51	2,435	1,371
	Home Depot Inc.	2.750%	9/15/51	11,970	7,285
	Home Depot Inc.	3.625%	4/15/52	30,835	22,316
	Home Depot Inc.	4.950%	9/15/52	935	850
	Home Depot Inc.	5.300%	6/25/54	21,861	20,934
	Home Depot Inc.	5.400%	6/25/64	3,070	2,935
[6]	Hyundai Capital America	1.650%	9/17/26	36,110	34,164
[3]	Johns Hopkins University	4.083%	7/1/53	7,145	5,781
[3]	Johns Hopkins University	2.813%	1/1/60	2,920	1,751
	Leland Stanford Junior University	2.413%	6/1/50	2,223	1,318
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	96,702
	Lowe's Cos. Inc.	3.750%	4/1/32	3,859	3,531
	Lowe's Cos. Inc.	2.800%	9/15/41	3,825	2,617
	Massachusetts Institute of Technology	2.989%	7/1/50	775	522
	Massachusetts Institute of Technology	2.294%	7/1/51	1,918	1,098
[3]	Northeastern University	2.894%	10/1/50	8,570	5,672
[3]	Northwestern University	2.640%	12/1/50	735	462
	President & Fellows of Harvard College	3.745%	11/15/52	410	315
	Thomas Jefferson University	3.847%	11/1/57	3,640	2,696
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,131
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,658
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,868	3,469
[3]	University of Chicago	2.761%	4/1/45	9,540	7,246
	University of Southern California	2.945%	10/1/51	1,570	1,024

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Southern California	4.976%	10/1/53	20,625	19,237
	Yale University	2.402%	4/15/50	1,245	741
					719,143
Consumer Staples (1.7%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	19,960	18,913
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	66,766	60,729
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	825	826
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,888	38,811
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	44,482	43,876
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,502
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	28,901
	BAT Capital Corp.	4.390%	8/15/37	4,500	3,881
	BAT Capital Corp.	7.079%	8/2/43	11,080	11,937
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	25,303	25,610
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	13,000	13,086
[6]	Danone SA	2.947%	11/2/26	68,785	66,662
	Diageo Capital plc	2.375%	10/24/29	14,420	12,915
	Diageo Capital plc	2.000%	4/29/30	11,315	9,767
	Diageo Finance plc	5.625%	10/5/33	12,158	12,478
	Kenvue Inc.	5.000%	3/22/30	33,735	33,954
	Kenvue Inc.	5.100%	3/22/43	15,210	14,539
	Kenvue Inc.	5.050%	3/22/53	16,540	15,313
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	48,755
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,573
	Philip Morris International Inc.	5.625%	11/17/29	21,285	21,920
	Philip Morris International Inc.	5.125%	2/15/30	107,883	108,473
	Philip Morris International Inc.	5.125%	2/13/31	11,665	11,670
	Philip Morris International Inc.	4.750%	11/1/31	18,095	17,692
	Philip Morris International Inc.	5.375%	2/15/33	83,514	83,644
	Philip Morris International Inc.	5.250%	2/13/34	16,435	16,253
	Philip Morris International Inc.	4.375%	11/15/41	6,383	5,418
	Philip Morris International Inc.	4.500%	3/20/42	17,272	14,894
	Philip Morris International Inc.	4.125%	3/4/43	13,565	10,987
	Philip Morris International Inc.	4.875%	11/15/43	15,078	13,472
	Philip Morris International Inc.	4.250%	11/10/44	19,410	15,826
					818,277
Energy (2.3%)
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	20,060
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	49,816
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	37,361
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	38,333
	BP Capital Markets America Inc.	5.227%	11/17/34	41,585	40,925
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	10,642
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	20,123
	BP Capital Markets America Inc.	3.001%	3/17/52	44,080	27,488
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	12,544
	Cheniere Energy Partners LP	5.950%	6/30/33	19,460	19,878
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	7,195	7,013
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,070	4,016
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	12,027
[6]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	3,825	3,925
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	40,357
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	825	864
	ConocoPhillips Co.	3.758%	3/15/42	11,185	8,792
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,928
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,385
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,892
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	20,033	17,136
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,257
	Enbridge Inc.	6.700%	11/15/53	10,606	11,501
	Energy Transfer LP	6.550%	12/1/33	16,575	17,608
	Energy Transfer LP	5.550%	5/15/34	1,100	1,090
	Energy Transfer LP	5.350%	5/15/45	4,335	3,896
	Energy Transfer LP	6.125%	12/15/45	4,200	4,140
	Energy Transfer LP	5.300%	4/15/47	5,600	4,943
	Energy Transfer LP	5.400%	10/1/47	16,385	14,694
	Energy Transfer LP	5.950%	5/15/54	14,405	13,875
[6]	Eni SpA	5.950%	5/15/54	19,305	18,551
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,445

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.125%	4/6/30	59,622	54,984
	Exxon Mobil Corp.	2.610%	10/15/30	34,445	30,675
	Exxon Mobil Corp.	4.114%	3/1/46	7,945	6,429
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	40,627	34,800
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	35,042	27,624
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	14,255	14,070
[3,6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,583
[3,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	27,306
[3,6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	23,730	23,147
	MPLX LP	2.650%	8/15/30	5,855	5,121
	MPLX LP	5.500%	6/1/34	17,645	17,397
	ONEOK Inc.	5.650%	11/1/28	10,600	10,817
	ONEOK Inc.	4.750%	10/15/31	19,180	18,544
	ONEOK Inc.	6.050%	9/1/33	4,500	4,631
[6]	QatarEnergy	3.125%	7/12/41	23,670	17,451
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	20,724	20,111
[6]	Schlumberger Holdings Corp.	5.000%	11/15/29	12,140	12,164
	Shell Finance US Inc.	4.125%	5/11/35	40,575	37,169
	Shell Finance US Inc.	4.550%	8/12/43	2,400	2,091
	Shell Finance US Inc.	4.375%	5/11/45	96,925	80,967
	Shell International Finance BV	5.500%	3/25/40	10,795	10,786
	Shell International Finance BV	3.000%	11/26/51	47,570	30,065
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,457
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,202
	TotalEnergies Capital SA	5.150%	4/5/34	16,960	16,845
	TotalEnergies Capital SA	5.488%	4/5/54	12,510	11,969
	TotalEnergies Capital SA	5.275%	9/10/54	12,425	11,500
	TotalEnergies Capital SA	5.638%	4/5/64	18,665	17,789
	TotalEnergies Capital SA	5.425%	9/10/64	16,450	15,221
	TransCanada PipeLines Ltd.	4.100%	4/15/30	11,955	11,347
[6]	Whistler Pipeline LLC	5.400%	9/30/29	6,430	6,398
[6]	Whistler Pipeline LLC	5.700%	9/30/31	4,820	4,810
					1,133,975
Financials (18.7%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	32,130	32,396
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	32,900	31,466
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	50,695	51,361
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,229
[6]	AIB Group plc	5.871%	3/28/35	5,785	5,794
	Allstate Corp.	5.250%	3/30/33	17,610	17,555
	Allstate Corp.	5.550%	5/9/35	6,152	6,227
	Allstate Corp.	3.850%	8/10/49	4,153	3,112
	American Express Co.	6.489%	10/30/31	9,945	10,618
	American Express Co.	5.043%	5/1/34	66,296	65,073
	American Express Co.	5.625%	7/28/34	825	834
	American Express Co.	5.915%	4/25/35	1,100	1,123
	American Express Co.	5.284%	7/26/35	4,500	4,447
	American International Group Inc.	6.250%	5/1/36	8,338	8,771
	American International Group Inc.	4.800%	7/10/45	9,065	8,092
	American International Group Inc.	4.750%	4/1/48	13,990	12,388
	American International Group Inc.	4.375%	6/30/50	6,125	5,054
	Ameriprise Financial Inc.	5.700%	12/15/28	7,333	7,549
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,712
	Ameriprise Financial Inc.	5.150%	5/15/33	21,195	21,137
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	13,420	12,829
	Arthur J Gallagher & Co.	4.850%	12/15/29	3,660	3,642
	Arthur J Gallagher & Co.	5.150%	2/15/35	6,445	6,278
[6]	Athene Global Funding	5.349%	7/9/27	30,160	30,460
[6]	Athene Global Funding	1.985%	8/19/28	700	625
[6]	Athene Global Funding	2.717%	1/7/29	42,315	38,368
[6]	Athene Global Funding	5.583%	1/9/29	25,540	25,814
[6]	Athene Global Funding	4.721%	10/8/29	33,794	32,937
	Athene Holding Ltd.	4.125%	1/12/28	5,630	5,490
	Athene Holding Ltd.	6.250%	4/1/54	1,100	1,103
[6]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	22,737
	Banco Santander SA	1.849%	3/25/26	48,600	46,775
	Banco Santander SA	5.365%	7/15/28	27,600	27,788
	Banco Santander SA	2.749%	12/3/30	10,200	8,633
	Bank of America Corp.	3.559%	4/23/27	41,870	41,181

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.593%	7/21/28	35,495	34,352
	Bank of America Corp.	3.419%	12/20/28	48,603	46,595
	Bank of America Corp.	5.202%	4/25/29	4,500	4,522
	Bank of America Corp.	4.271%	7/23/29	72,640	70,718
	Bank of America Corp.	3.974%	2/7/30	69,430	66,549
	Bank of America Corp.	3.194%	7/23/30	33,250	30,599
	Bank of America Corp.	2.496%	2/13/31	99,085	86,964
	Bank of America Corp.	2.687%	4/22/32	31,625	27,185
	Bank of America Corp.	2.572%	10/20/32	21,500	18,096
	Bank of America Corp.	5.015%	7/22/33	3,915	3,839
	Bank of America Corp.	5.872%	9/15/34	5,105	5,244
	Bank of America Corp.	5.468%	1/23/35	22,762	22,821
	Bank of America Corp.	6.110%	1/29/37	30,000	31,048
	Bank of America Corp.	3.846%	3/8/37	50,484	44,697
	Bank of America Corp.	5.875%	2/7/42	8,770	9,140
	Bank of America Corp.	3.311%	4/22/42	25,000	18,694
	Bank of America Corp.	5.000%	1/21/44	24,180	22,572
	Bank of America Corp.	3.946%	1/23/49	5,290	4,041
	Bank of America Corp.	4.330%	3/15/50	48,915	39,821
	Bank of America Corp.	2.972%	7/21/52	29,030	18,392
	Bank of New York Mellon	5.148%	5/22/26	17,505	17,522
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	25,514
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,183
	Bank of New York Mellon Corp.	4.967%	4/26/34	32,713	32,010
	Bank of Nova Scotia	2.700%	8/3/26	60,225	58,437
	Bank of Nova Scotia	5.350%	12/7/26	52,930	53,620
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,509
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	31,978
	Barclays plc	2.852%	5/7/26	9,735	9,660
	Barclays plc	3.330%	11/24/42	5,295	3,827
[6]	Beacon Funding Trust	6.266%	8/15/54	35,870	35,326
	BlackRock Funding Inc.	5.250%	3/14/54	17,560	16,557
	BlackRock Funding Inc.	5.350%	1/8/55	12,960	12,381
	Blackrock Inc.	2.100%	2/25/32	20,194	16,617
	Blackrock Inc.	4.750%	5/25/33	37,605	36,756
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	16,649
[6]	BNP Paribas SA	1.323%	1/13/27	20,420	19,653
[6]	BNP Paribas SA	3.500%	11/16/27	74,220	71,093
[6]	BNP Paribas SA	2.591%	1/20/28	58,145	55,250
[6]	BNP Paribas SA	5.335%	6/12/29	20,000	20,036
[6]	BPCE SA	2.045%	10/19/27	24,910	23,564
[6]	BPCE SA	3.500%	10/23/27	64,900	61,994
[6]	BPCE SA	5.281%	5/30/29	7,710	7,720
[6]	BPCE SA	2.700%	10/1/29	48,550	43,415
[6]	BPCE SA	7.003%	10/19/34	825	880
[6]	BPCE SA	5.936%	5/30/35	8,555	8,487
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	16,674
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	35,341
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	24,320
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	33,368	33,596
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	29,945	30,276
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	25,435	25,309
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	30,090	29,445
	Capital One Financial Corp.	7.149%	10/29/27	14,255	14,791
	Capital One Financial Corp.	6.312%	6/8/29	3,831	3,956
	Capital One Financial Corp.	5.700%	2/1/30	7,310	7,410
	Capital One Financial Corp.	7.624%	10/30/31	6,325	6,976
	Capital One Financial Corp.	5.817%	2/1/34	6,750	6,763
	Capital One Financial Corp.	6.377%	6/8/34	59,015	61,242
	Capital One Financial Corp.	6.051%	2/1/35	52,284	53,114
	Capital One Financial Corp.	5.884%	7/26/35	19,807	19,881
	Charles Schwab Corp.	3.200%	3/2/27	14,840	14,376
	Charles Schwab Corp.	2.000%	3/20/28	30,339	27,798
	Chubb INA Holdings LLC	3.350%	5/3/26	12,280	12,094
	Chubb INA Holdings LLC	4.350%	11/3/45	22,330	19,008
	Citibank NA	5.570%	4/30/34	22,425	22,691
	Citigroup Inc.	1.462%	6/9/27	90,770	86,418
	Citigroup Inc.	4.125%	7/25/28	8,695	8,448
	Citigroup Inc.	3.520%	10/27/28	33,358	32,079
	Citigroup Inc.	5.174%	2/13/30	4,500	4,492

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.878%	1/24/39	37,225	31,057
	Citigroup Inc.	5.875%	1/30/42	7,460	7,615
	Citigroup Inc.	2.904%	11/3/42	19,070	13,312
	Citigroup Inc.	5.300%	5/6/44	12,142	11,406
	Citizens Financial Group Inc.	5.841%	1/23/30	5,170	5,246
[6]	CNO Global Funding	1.650%	1/6/25	8,460	8,459
[6]	CNO Global Funding	5.875%	6/4/27	29,098	29,626
[6]	CNO Global Funding	4.875%	12/10/27	5,710	5,686
[6]	CNO Global Funding	2.650%	1/6/29	22,195	20,045
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	35,657
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	59,560
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	47,911
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	41,872
	Corebridge Financial Inc.	3.900%	4/5/32	24,463	22,265
	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,816
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,512
	Corebridge Financial Inc.	4.400%	4/5/52	6,265	5,031
[6]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,797
[6]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,423
[6]	Corebridge Global Funding	5.200%	1/12/29	21,620	21,720
[6]	Corebridge Global Funding	5.200%	6/24/29	28,580	28,698
[6]	Credit Agricole SA	5.589%	7/5/26	39,945	40,391
[6]	Credit Agricole SA	4.631%	9/11/28	27,255	26,902
[6]	Credit Agricole SA	6.316%	10/3/29	7,398	7,646
[6]	Danske Bank A/S	1.621%	9/11/26	30,135	29,423
[6]	Danske Bank A/S	6.259%	9/22/26	33,405	33,674
[6]	Danske Bank A/S	1.549%	9/10/27	55,390	52,366
[6]	Danske Bank A/S	5.705%	3/1/30	8,250	8,364
	Deutsche Bank AG	6.720%	1/18/29	6,705	6,956
	Deutsche Bank AG	6.819%	11/20/29	10,905	11,407
[6]	DNB Bank ASA	1.535%	5/25/27	51,450	49,069
[6]	DNB Bank ASA	1.605%	3/30/28	45,295	42,026
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	25,559
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,537
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	30,680
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	27,348
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	33,577
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	48,480	48,689
	Fifth Third Bancorp	4.055%	4/25/28	24,480	23,951
[6]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,324
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	48,990
[6]	GA Global Funding Trust	4.400%	9/23/27	28,900	28,461
[6]	GA Global Funding Trust	5.500%	1/8/29	14,414	14,552
[6]	GA Global Funding Trust	5.200%	12/9/31	13,185	12,855
	Goldman Sachs Group Inc.	3.500%	11/16/26	28,000	27,371
	Goldman Sachs Group Inc.	1.431%	3/9/27	17,585	16,874
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	40,918
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	21,378
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	69,949
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	53,525
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	19,806
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	75,539
	Goldman Sachs Group Inc.	2.383%	7/21/32	97,372	81,306
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	20,698
	Goldman Sachs Group Inc.	3.102%	2/24/33	13,209	11,389
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	21,782
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,282
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	17,583
[6]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,918
	HSBC Holdings plc	5.887%	8/14/27	43,923	44,538
	HSBC Holdings plc	4.041%	3/13/28	27,520	26,925
	HSBC Holdings plc	5.597%	5/17/28	72,900	73,657
	HSBC Holdings plc	2.013%	9/22/28	10,000	9,212
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,258
	HSBC Holdings plc	4.583%	6/19/29	15,190	14,885
	HSBC Holdings plc	2.357%	8/18/31	62,305	52,994
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,652
	HSBC Holdings plc	2.804%	5/24/32	2,790	2,370
	HSBC Holdings plc	6.500%	5/2/36	19,800	20,565
	HSBC Holdings plc	6.100%	1/14/42	33,700	35,731

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	4.552%	5/17/28	17,175	17,028
	ING Groep NV	3.950%	3/29/27	31,310	30,722
	ING Groep NV	1.726%	4/1/27	33,125	31,828
	ING Groep NV	5.335%	3/19/30	4,565	4,579
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	16,946
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,783
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,254
	Intercontinental Exchange Inc.	3.000%	6/15/50	62,403	39,641
	Intercontinental Exchange Inc.	4.950%	6/15/52	40,047	35,748
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	16,144
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	18,283
[6]	Jackson National Life Global Funding	5.550%	7/2/27	16,565	16,771
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,328
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	73,067
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,204
	JPMorgan Chase & Co.	4.851%	7/25/28	4,500	4,498
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	13,193
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	39,159
	JPMorgan Chase & Co.	5.012%	1/23/30	4,500	4,493
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,929
	JPMorgan Chase & Co.	4.603%	10/22/30	36,975	36,272
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	14,903
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	19,028
	JPMorgan Chase & Co.	5.350%	6/1/34	15,410	15,400
	JPMorgan Chase & Co.	4.946%	10/22/35	8,145	7,850
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	28,147
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	70,595
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	15,985
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,222
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,396
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	10,882
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	132,947
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	25,416
[6]	KBC Group NV	5.796%	1/19/29	4,168	4,231
[6]	KBC Group NV	6.324%	9/21/34	27,180	28,155
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	28,825	26,552
[6]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	21,929
	Lloyds Banking Group plc	5.087%	11/26/28	19,690	19,712
[6]	Lseg US Fin Corp.	5.297%	3/28/34	7,265	7,229
[6]	LSEGA Financing plc	1.375%	4/6/26	97,795	93,725
[6]	LSEGA Financing plc	2.000%	4/6/28	63,125	57,532
[6]	LSEGA Financing plc	2.500%	4/6/31	30,887	26,309
	M&T Bank Corp.	7.413%	10/30/29	21,545	23,075
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	39,348
[6]	Macquarie Group Ltd.	2.871%	1/14/33	28,815	24,349
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,028
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	59,086	58,449
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,935	2,627
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	11,330
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	11,474
[6]	Met Tower Global Funding	5.250%	4/12/29	9,525	9,643
	MetLife Inc.	4.125%	8/13/42	5,300	4,404
	MetLife Inc.	4.875%	11/13/43	17,500	15,864
	MetLife Inc.	5.000%	7/15/52	5,333	4,816
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	29,328
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	41,366
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	23,043
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	51,309
[6]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,480
[6]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,606
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,105	24,185
	Morgan Stanley	3.125%	7/27/26	36,950	36,095
	Morgan Stanley	4.350%	9/8/26	15,000	14,893
	Morgan Stanley	3.625%	1/20/27	31,000	30,416
	Morgan Stanley	3.772%	1/24/29	56,830	54,796
	Morgan Stanley	2.699%	1/22/31	72,345	64,229
	Morgan Stanley	7.250%	4/1/32	51,100	57,439
	Morgan Stanley	2.239%	7/21/32	9,815	8,126
	Morgan Stanley	2.511%	10/20/32	90,340	75,615
	Morgan Stanley	2.943%	1/21/33	31,085	26,615

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.466%	1/18/35	9,260	9,209
	Morgan Stanley	2.484%	9/16/36	48,680	39,581
	Morgan Stanley	5.297%	4/20/37	14,345	13,905
	Morgan Stanley	5.948%	1/19/38	50,276	50,336
	Morgan Stanley	4.300%	1/27/45	24,705	20,367
	Nasdaq Inc.	5.550%	2/15/34	18,570	18,743
	Nasdaq Inc.	3.950%	3/7/52	17,300	12,835
	Nasdaq Inc.	5.950%	8/15/53	18,070	18,190
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,548
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	59,044
[6]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	47,730
[6]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	71,380
[6]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	54,660
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	34,972
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	49,745
	NatWest Group plc	1.642%	6/14/27	30,570	29,156
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,250	63,182
[6]	New York Life Global Funding	5.000%	1/9/34	35,520	35,098
[6]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,337
[6]	New York Life Insurance Co.	3.750%	5/15/50	17,810	12,991
[6]	New York Life Insurance Co.	4.450%	5/15/69	14,535	11,262
[6]	Nordea Bank Abp	1.500%	9/30/26	65,000	61,488
[6]	Northwestern Mutual Global Funding	5.160%	5/28/31	23,720	23,759
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	21,431
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,077
[6]	Nuveen LLC	5.550%	1/15/30	3,630	3,694
[6]	Nuveen LLC	5.850%	4/15/34	8,225	8,304
[6]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	49,700
[6]	Pacific LifeCorp.	5.400%	9/15/52	29,000	27,222
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	53,407
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	44,935	45,999
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	40,085	40,767
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	37,516
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	5,220	5,255
	PNC Bank NA	3.100%	10/25/27	42,485	40,721
	PNC Bank NA	3.250%	1/22/28	30,960	29,638
[6]	Pricoa Global Funding I	5.100%	5/30/28	33,652	33,902
[6]	Pricoa Global Funding I	4.650%	8/27/31	16,396	15,921
[6]	Principal Life Global Funding II	2.500%	9/16/29	45,000	40,243
	Progressive Corp.	4.950%	6/15/33	53,892	53,316
	Progressive Corp.	4.125%	4/15/47	9,270	7,458
[6]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,946
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,046
[6]	RGA Global Funding	2.700%	1/18/29	32,500	29,672
[6]	RGA Global Funding	5.448%	5/24/29	16,445	16,645
[6]	RGA Global Funding	5.500%	1/11/31	14,750	14,913
[6]	RGA Global Funding	5.050%	12/6/31	32,570	32,044
	Royal Bank of Canada	5.000%	2/1/33	37,098	36,436
	S&P Global Inc.	2.700%	3/1/29	6,613	6,087
[6]	Standard Chartered plc	6.301%	1/9/29	27,400	28,131
[6]	Standard Chartered plc	5.005%	10/15/30	21,095	20,695
	State Street Corp.	4.821%	1/26/34	14,895	14,432
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	62,583
[6]	Swedbank AB	6.136%	9/12/26	32,595	33,275
[6]	Swedbank AB	4.998%	11/20/29	36,525	36,403
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	28,400	25,333
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,865	34,231
	Truist Financial Corp.	3.700%	6/5/25	48,000	47,773
	UBS AG	1.250%	6/1/26	60,465	57,663
	UBS AG	7.500%	2/15/28	22,042	23,598
	UBS AG	5.650%	9/11/28	44,090	45,079
[6]	UBS Group AG	1.494%	8/10/27	40,025	37,847
[6]	UBS Group AG	3.869%	1/12/29	11,050	10,636
[6]	UBS Group AG	5.617%	9/13/30	30,555	31,036
[6]	UBS Group AG	3.091%	5/14/32	42,560	37,060
[6]	UBS Group AG	2.746%	2/11/33	5,670	4,732
[6]	UBS Group AG	6.537%	8/12/33	18,710	19,765
[6]	UBS Group AG	6.301%	9/22/34	30,305	31,625
[6]	UBS Group AG	3.179%	2/11/43	29,380	21,175
[6]	UniCredit SpA	1.982%	6/3/27	37,130	35,528

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	UniCredit SpA	3.127%	6/3/32	33,730	29,214
	Wachovia Corp.	6.605%	10/1/25	15,000	15,191
	Wells Fargo & Co.	3.000%	4/22/26	24,915	24,369
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,239
	Wells Fargo & Co.	3.196%	6/17/27	30,000	29,298
	Wells Fargo & Co.	3.526%	3/24/28	70,000	67,911
	Wells Fargo & Co.	6.303%	10/23/29	33,470	34,789
	Wells Fargo & Co.	2.879%	10/30/30	28,045	25,302
	Wells Fargo & Co.	2.572%	2/11/31	98,745	87,076
	Wells Fargo & Co.	3.350%	3/2/33	21,795	19,082
	Wells Fargo & Co.	4.897%	7/25/33	109,912	106,173
	Wells Fargo & Co.	5.211%	12/3/35	35,125	34,212
	Wells Fargo & Co.	5.606%	1/15/44	34,961	33,452
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,402
	Wells Fargo & Co.	4.900%	11/17/45	16,060	13,912
	Wells Fargo & Co.	4.400%	6/14/46	36,200	29,057
	Wells Fargo & Co.	4.750%	12/7/46	38,790	32,579
	Wells Fargo & Co.	4.611%	4/25/53	58,110	48,536
					9,145,424
Health Care (3.8%)
	AbbVie Inc.	4.950%	3/15/31	19,235	19,219
	AbbVie Inc.	5.350%	3/15/44	15,873	15,405
	AbbVie Inc.	4.850%	6/15/44	4,300	3,890
	AbbVie Inc.	4.700%	5/14/45	1,300	1,148
	AbbVie Inc.	5.400%	3/15/54	33,057	31,799
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	13,361
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,389
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	12,644
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,454
[6]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,540
[6]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,274
[6]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,354
[6]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,209
	Ascension Health	2.532%	11/15/29	48,025	43,153
[3]	Ascension Health	4.847%	11/15/53	1,950	1,740
	AstraZeneca plc	4.000%	1/17/29	23,315	22,681
	Banner Health	2.907%	1/1/42	12,150	8,639
[6]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,603
[6]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	13,949
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,032
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,448
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	16,549
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,602
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,566
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	38,485
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,270	4,223
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,145	12,248
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,009
	Bristol-Myers Squibb Co.	5.550%	2/22/54	1,100	1,070
	Bristol-Myers Squibb Co.	5.650%	2/22/64	36,000	34,622
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,405
	Cigna Group	4.375%	10/15/28	9,615	9,421
	CommonSpirit Health	3.347%	10/1/29	44,950	41,877
	CommonSpirit Health	2.782%	10/1/30	22,715	20,106
	CommonSpirit Health	5.205%	12/1/31	35,195	35,054
[3]	CommonSpirit Health	4.350%	11/1/42	21,485	17,931
	CommonSpirit Health	3.910%	10/1/50	2,570	1,894
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	6,983
[6]	CSL Finance plc	4.250%	4/27/32	43,415	40,769
[6]	CSL Finance plc	4.750%	4/27/52	4,415	3,777
	CVS Health Corp.	1.750%	8/21/30	4,915	4,002
	CVS Health Corp.	4.875%	7/20/35	15,315	13,904
[3,6]	CVS Pass Through Trust	5.926%	1/10/34	9,416	9,322
	Elevance Health Inc.	3.650%	12/1/27	5,000	4,863
	Elevance Health Inc.	4.101%	3/1/28	34,795	34,012
	Elevance Health Inc.	2.550%	3/15/31	34,925	29,963
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,239
	Eli Lilly & Co.	4.875%	2/27/53	8,855	7,978
	Eli Lilly & Co.	5.050%	8/14/54	11,450	10,589

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	4.950%	2/27/63	7,695	6,903
	Eli Lilly & Co.	5.200%	8/14/64	3,875	3,596
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	17,738
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	31,926
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	7,086	7,224
	HCA Inc.	5.450%	4/1/31	8,910	8,889
	HCA Inc.	6.000%	4/1/54	29,985	28,560
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,019
	Inova Health System Foundation	4.068%	5/15/52	14,145	11,203
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,994	10,642
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	27,875
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,000	10,597
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	25,086
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	22,349
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	20,423
	Mayo Clinic	4.128%	11/15/52	6,465	5,223
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	10,882
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	13,223
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,317
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	4,771
	Merck & Co. Inc.	4.150%	5/18/43	28,405	23,741
	Merck & Co. Inc.	4.900%	5/17/44	25,000	23,039
	Novartis Capital Corp.	4.400%	5/6/44	21,485	18,790
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,520
	Pfizer Inc.	3.450%	3/15/29	8,025	7,650
	Pfizer Inc.	1.700%	5/28/30	9,100	7,742
	Pfizer Inc.	4.100%	9/15/38	52,715	45,970
	Pfizer Inc.	2.550%	5/28/40	230	159
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	18,770	18,176
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	12,655
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,163
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,047
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,198
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,772
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	22,952
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,393
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,057
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	19,842
	Royalty Pharma plc	5.400%	9/2/34	11,880	11,562
	Royalty Pharma plc	3.550%	9/2/50	48,265	32,059
	Royalty Pharma plc	5.900%	9/2/54	9,065	8,602
	SSM Health Care Corp.	3.823%	6/1/27	41,615	40,802
	Sutter Health	2.294%	8/15/30	10,490	9,126
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	44,728	44,316
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,050	2,934
	Toledo Hospital	5.750%	11/15/38	17,965	17,716
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,719
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,708
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,785
	UnitedHealth Group Inc.	4.950%	1/15/32	31,505	31,118
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	21,973
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	5,783
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	8,976
	UnitedHealth Group Inc.	5.950%	2/15/41	8,690	8,890
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	19,930
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	31,678
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	26,100
	UnitedHealth Group Inc.	5.500%	7/15/44	16,005	15,513
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	10,829
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	6,721
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,619
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	10,055
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,022
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	29,730
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	31,727
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	13,040
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	7,492
	UnitedHealth Group Inc.	5.875%	2/15/53	45,756	45,778
	UnitedHealth Group Inc.	5.625%	7/15/54	39,814	38,665
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,065

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.750%	7/15/64	33,660	32,672
	Wyeth LLC	5.950%	4/1/37	15,000	15,652
					1,888,063
Industrials (1.2%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	14,889
[6]	Ashtead Capital Inc.	5.500%	8/11/32	9,088	8,964
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,402
[6]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,335
[6]	Ashtead Capital Inc.	5.800%	4/15/34	16,510	16,493
[6]	BAE Systems plc	3.400%	4/15/30	9,390	8,661
[6]	BAE Systems plc	5.250%	3/26/31	5,380	5,388
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,571
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,002
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	17,432
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	21,753
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,562
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	11,093
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,320
	Canadian National Railway Co.	2.450%	5/1/50	25,925	15,039
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	12,504
	CSX Corp.	3.350%	9/15/49	7,745	5,371
	CSX Corp.	4.900%	3/15/55	5,060	4,527
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,780
[6]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,155	6,166
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	28,341
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,691
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/34	10,505	10,440
	Eaton Corp.	6.500%	6/1/25	10,000	10,053
[6]	Element Fleet Management Corp.	5.643%	3/13/27	12,870	13,045
	Honeywell International Inc.	4.250%	1/15/29	27,486	27,100
	Honeywell International Inc.	4.875%	9/1/29	4,514	4,541
	Honeywell International Inc.	5.000%	2/15/33	58,534	58,198
	Honeywell International Inc.	5.375%	3/1/41	3,976	3,929
	John Deere Capital Corp.	5.150%	9/8/33	34,611	34,683
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,178
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,298
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	5,911
	Lockheed Martin Corp.	4.700%	5/15/46	9,576	8,536
	Lockheed Martin Corp.	5.200%	2/15/55	8,875	8,363
	Regal Rexnord Corp.	6.050%	2/15/26	6,080	6,135
	Republic Services Inc.	4.875%	4/1/29	3,640	3,632
	Republic Services Inc.	5.200%	11/15/34	15,980	15,819
	RTX Corp.	4.450%	11/16/38	3,860	3,434
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	17,197
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	17,705	15,084
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	33,200	28,633
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,083
	Trane Technologies Financing Ltd.	5.100%	6/13/34	2,600	2,569
[6]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,593
	Union Pacific Corp.	2.800%	2/14/32	2,135	1,852
	Union Pacific Corp.	3.375%	2/14/42	14,380	10,926
	Union Pacific Corp.	3.250%	2/5/50	3,049	2,078
	Union Pacific Corp.	3.799%	10/1/51	18,788	13,995
	Union Pacific Corp.	3.500%	2/14/53	31,048	21,848
	Union Pacific Corp.	3.550%	5/20/61	10,000	6,668
	Union Pacific Corp.	3.750%	2/5/70	19,165	12,803
[3]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/27	3,470	3,421
					601,329
Materials (0.4%)
[6]	Anglo American Capital plc	2.625%	9/10/30	14,165	12,260
[6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	13,587
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,466	2,439
[6]	Glencore Funding LLC	4.875%	3/12/29	5,855	5,806
[6]	Glencore Funding LLC	5.371%	4/4/29	31,893	32,137
[6]	Glencore Funding LLC	6.375%	10/6/30	24,196	25,384
[6]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,172
[6]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,720
[6]	Glencore Funding LLC	6.500%	10/6/33	21,175	22,479
[6]	Glencore Funding LLC	5.634%	4/4/34	25,320	25,223

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Glencore Funding LLC	3.875%	4/27/51	2,150	1,541
[6]	Glencore Funding LLC	3.375%	9/23/51	7,360	4,809
[6]	Glencore Funding LLC	5.893%	4/4/54	21,160	20,532
					178,089
Real Estate (1.2%)
	American Tower Corp.	4.400%	2/15/26	7,300	7,261
	American Tower Corp.	3.800%	8/15/29	20,966	19,849
	American Tower Corp.	5.000%	1/31/30	6,090	6,052
[6]	American Tower Trust #1	5.490%	3/15/53	67,325	67,980
	CubeSmart LP	2.250%	12/15/28	11,790	10,602
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,221
	Extra Space Storage LP	5.900%	1/15/31	15,990	16,491
	Healthpeak OP LLC	2.125%	12/1/28	29,850	26,832
	Healthpeak OP LLC	3.000%	1/15/30	30,600	27,727
	NNN REIT Inc.	5.500%	6/15/34	24,114	24,037
	Prologis LP	5.250%	6/15/53	4,873	4,543
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	15,362	15,068
	Public Storage Operating Co.	5.100%	8/1/33	5,980	5,938
	Public Storage Operating Co.	5.350%	8/1/53	3,325	3,162
	Realty Income Corp.	2.200%	6/15/28	25,855	23,639
	Realty Income Corp.	4.700%	12/15/28	26,960	26,799
	Realty Income Corp.	3.250%	1/15/31	19,405	17,506
	Realty Income Corp.	2.850%	12/15/32	24,565	20,730
	Realty Income Corp.	4.900%	7/15/33	26,200	25,387
	Realty Income Corp.	5.125%	2/15/34	19,550	19,160
[6]	SBA Tower Trust	1.840%	4/15/27	53,140	49,161
[6]	SBA Tower Trust	2.836%	1/15/50	24,160	24,135
[6]	SBA Tower Trust	1.884%	7/15/50	9,320	9,031
[6]	SBA Tower Trust	1.631%	5/15/51	40,475	37,940
[6]	SBA Tower Trust	2.593%	10/15/56	50,750	41,753
[6]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	23,670	22,713
	VICI Properties LP	6.125%	4/1/54	17,373	17,185
					582,902
Technology (2.6%)
	Apple Inc.	3.850%	5/4/43	27,275	22,541
	Apple Inc.	3.450%	2/9/45	4,035	3,085
	Apple Inc.	4.650%	2/23/46	4,500	4,103
	Apple Inc.	3.850%	8/4/46	36,510	29,344
	Apple Inc.	2.650%	5/11/50	31,850	19,745
	Apple Inc.	2.650%	2/8/51	22,665	13,948
	Apple Inc.	3.950%	8/8/52	11,133	8,839
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,780
	Broadcom Inc.	5.050%	7/12/29	21,730	21,807
	Broadcom Inc.	4.350%	2/15/30	19,730	19,185
	Broadcom Inc.	4.150%	11/15/30	4,670	4,472
[6]	Broadcom Inc.	2.600%	2/15/33	26,170	21,639
[6]	Broadcom Inc.	3.469%	4/15/34	20,074	17,382
[6]	Broadcom Inc.	3.500%	2/15/41	3,825	2,983
	Cisco Systems Inc.	4.950%	2/26/31	48,835	48,983
	Cisco Systems Inc.	5.050%	2/26/34	43,620	43,433
	Cisco Systems Inc.	5.300%	2/26/54	20,335	19,713
[6]	Constellation Software Inc.	5.158%	2/16/29	17,418	17,501
[6]	Constellation Software Inc.	5.461%	2/16/34	11,138	11,177
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	9,460	9,582
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	11,660	11,755
[6]	Foundry JV Holdco LLC	5.875%	1/25/34	13,452	13,144
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	51,566	51,833
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	40,394	40,756
	Intel Corp.	2.000%	8/12/31	1,260	1,014
	Intel Corp.	5.625%	2/10/43	37,050	33,832
	Intel Corp.	4.100%	5/19/46	32,739	23,320
	Intel Corp.	4.900%	8/5/52	32,587	25,655
	Intel Corp.	3.200%	8/12/61	16,360	8,845
	International Business Machines Corp.	3.300%	5/15/26	148,025	145,390
	International Business Machines Corp.	3.500%	5/15/29	85,623	81,141
	Intuit Inc.	5.200%	9/15/33	47,045	47,113
	Intuit Inc.	5.500%	9/15/53	11,665	11,424
	KLA Corp.	4.950%	7/15/52	22,465	20,357
	Micron Technology Inc.	4.663%	2/15/30	8,332	8,128

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.450%	8/8/36	25,692	22,352
	Microsoft Corp.	2.525%	6/1/50	162,183	99,558
	Microsoft Corp.	2.921%	3/17/52	42,978	28,419
	Microsoft Corp.	2.675%	6/1/60	19,051	11,118
	Oracle Corp.	1.650%	3/25/26	51,805	49,940
	Oracle Corp.	3.250%	11/15/27	36,619	35,197
	Oracle Corp.	3.600%	4/1/40	7,900	6,161
	Oracle Corp.	4.125%	5/15/45	8,185	6,443
	Oracle Corp.	4.000%	7/15/46	3,300	2,533
	Oracle Corp.	3.600%	4/1/50	752	525
	Oracle Corp.	6.900%	11/9/52	30,620	34,192
	Oracle Corp.	5.550%	2/6/53	37,830	35,745
	Oracle Corp.	5.375%	9/27/54	3,107	2,863
	Oracle Corp.	4.100%	3/25/61	6,093	4,355
	QUALCOMM Inc.	2.150%	5/20/30	44,450	39,001
	QUALCOMM Inc.	4.500%	5/20/52	12,005	10,032
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	16,914
					1,279,297
Utilities (6.3%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,583
	AEP Texas Inc.	3.450%	1/15/50	16,810	11,291
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	11,724
	Alabama Power Co.	5.200%	6/1/41	3,365	3,195
	Alabama Power Co.	4.100%	1/15/42	5,595	4,563
	Alabama Power Co.	3.750%	3/1/45	20,255	15,499
	Alabama Power Co.	4.300%	7/15/48	27,790	22,779
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,668
	Ameren Illinois Co.	3.700%	12/1/47	5,085	3,813
[3]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/41	12,550	12,273
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,344
	American Water Capital Corp.	4.450%	6/1/32	14,030	13,384
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,110
	American Water Capital Corp.	4.200%	9/1/48	29,696	23,626
	American Water Capital Corp.	4.150%	6/1/49	885	698
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,058
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,064
	Arizona Public Service Co.	3.350%	5/15/50	14,365	9,691
	Atmos Energy Corp.	5.000%	12/15/54	17,465	15,689
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	20,229
	Baltimore Gas & Electric Co.	2.900%	6/15/50	9,820	6,135
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	33,680
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	894
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,166
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	25,252
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	19,215	15,928
[6]	Boston Gas Co.	3.150%	8/1/27	8,010	7,631
[6]	Boston Gas Co.	3.001%	8/1/29	5,700	5,171
[6]	Boston Gas Co.	3.757%	3/16/32	13,050	11,605
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	34,556	26,401
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	13,345	13,182
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,381
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	24,731
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,853
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	28,903
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,250	2,245
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,695
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	12,068
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,715
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,335
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,032
	Commonwealth Edison Co.	3.650%	6/15/46	4,680	3,492
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,728
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,155
	Commonwealth Edison Co.	3.850%	3/15/52	3,365	2,489
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,819
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	47,686
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,000	3,412
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	26,087
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,096

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	21,020
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	14,115	11,847
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	23,794
	Consumers Energy Co.	4.200%	9/1/52	25,645	20,654
	Dominion Energy Inc.	5.375%	11/15/32	19,369	19,394
	Dominion Energy Inc.	4.900%	8/1/41	18,362	16,405
	Dominion Energy Inc.	4.600%	3/15/49	13,855	11,405
	Dominion Energy Inc.	4.850%	8/15/52	34,127	29,308
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,237
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,444
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,020
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,387
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	5,931
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	22,485
	DTE Energy Co.	4.950%	7/1/27	17,300	17,365
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,194
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,771
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,123
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,204
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,388
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,213
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	12,717
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	34,777
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,919
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,698
	Duke Energy Corp.	4.500%	8/15/32	3,825	3,642
	Duke Energy Corp.	3.300%	6/15/41	36,075	26,412
	Duke Energy Corp.	4.800%	12/15/45	37,600	32,388
	Duke Energy Corp.	3.750%	9/1/46	18,040	13,264
	Duke Energy Corp.	4.200%	6/15/49	13,960	10,739
	Duke Energy Corp.	3.500%	6/15/51	36,945	24,939
	Duke Energy Corp.	5.000%	8/15/52	10,610	9,247
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	11,277
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	34,231
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,722
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,053
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	50,031
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,416
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,539
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,441
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	27,466
[6]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,527
[6]	East Ohio Gas Co.	3.000%	6/15/50	19,575	11,961
	Edison International	5.250%	11/15/28	23,981	24,018
	Emera US Finance LP	3.550%	6/15/26	23,660	23,173
	Entergy Corp.	2.950%	9/1/26	7,085	6,878
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,675
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,380
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,591
	Eversource Energy	3.300%	1/15/28	14,490	13,772
	Eversource Energy	5.450%	3/1/28	24,455	24,763
	Eversource Energy	3.375%	3/1/32	14,435	12,642
	Eversource Energy	5.125%	5/15/33	500	486
	Exelon Corp.	3.350%	3/15/32	32,015	28,353
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	915	917
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,915	1,923
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,851	6,668
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,033
	Florida Power & Light Co.	5.690%	3/1/40	3,254	3,320
	Florida Power & Light Co.	5.250%	2/1/41	29,745	28,765
	Florida Power & Light Co.	4.125%	2/1/42	20,000	16,648
	Florida Power & Light Co.	3.700%	12/1/47	18,970	14,182
	Fortis Inc.	3.055%	10/4/26	44,365	42,972
	Georgia Power Co.	4.700%	5/15/32	30,600	29,799
	Georgia Power Co.	4.950%	5/17/33	17,650	17,294
	Georgia Power Co.	5.250%	3/15/34	12,965	12,873
	Georgia Power Co.	4.750%	9/1/40	34,725	31,655
	Georgia Power Co.	4.300%	3/15/42	32,262	27,440
	Georgia Power Co.	3.700%	1/30/50	9,335	6,831
	Georgia Power Co.	5.125%	5/15/52	31,780	29,484

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,459
[6]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,444
[6]	Jersey Central Power & Light Co.	5.100%	1/15/35	21,080	20,561
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	17,720	17,033
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,236
[6]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,856
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,281
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	947
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,080
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	893
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	25,018
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,300
	Mississippi Power Co.	4.250%	3/15/42	5,919	4,925
[6]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,077
	Nevada Power Co.	3.125%	8/1/50	15,175	9,675
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,455	13,533
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,330	23,837
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,880	7,434
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	34,128
	NiSource Inc.	5.250%	3/30/28	19,598	19,757
	NiSource Inc.	5.250%	2/15/43	13,546	12,627
	NiSource Inc.	4.800%	2/15/44	9,995	8,809
	NiSource Inc.	5.000%	6/15/52	22,475	19,875
	Northern States Power Co.	2.250%	4/1/31	4,915	4,176
[3,6]	Oglethorpe Power Corp.	6.191%	1/1/31	31,080	32,061
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,188
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,502
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,570
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	4,625	4,530
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	10,423
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,136
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	26,595
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	10,944
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,869
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	13,996
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	22,367
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	12,438
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,855	20,611
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,975	20,023
	Pacific Gas & Electric Co.	6.950%	3/15/34	9,130	10,017
	Pacific Gas & Electric Co.	5.800%	5/15/34	935	956
	Pacific Gas & Electric Co.	4.500%	7/1/40	33,539	28,888
	Pacific Gas & Electric Co.	5.250%	3/1/52	13,140	11,775
	Pacific Gas & Electric Co.	6.750%	1/15/53	51,380	55,970
	Pacific Gas & Electric Co.	6.700%	4/1/53	23,056	24,976
	PECO Energy Co.	4.600%	5/15/52	16,875	14,475
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,803
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,541
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	10,355	8,994
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	24,948
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	22,430
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	10,000	8,760
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,753
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,060	1,011
	Public Service Electric & Gas Co.	3.100%	3/15/32	13,910	12,304
	Public Service Enterprise Group Inc.	5.200%	4/1/29	15,080	15,238
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,680	9,658
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,437
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,120
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,198
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,195
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	31,026
	San Diego Gas & Electric Co.	5.350%	4/1/53	25,375	23,890
[3]	SCE Recovery Funding LLC	0.861%	11/15/33	7,417	6,443
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,908
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,375
	Sempra	3.700%	4/1/29	5,190	4,927
	Sempra	3.800%	2/1/38	20,000	16,524
	Sempra	6.000%	10/15/39	21,184	21,572
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,812

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,203
	Southern California Edison Co.	5.150%	6/1/29	28,620	28,789
	Southern California Edison Co.	5.450%	6/1/31	9,980	10,136
	Southern California Edison Co.	5.950%	11/1/32	11,975	12,484
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,109
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,127
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,502
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,381
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,902
	Southern California Edison Co.	4.650%	10/1/43	20,125	17,359
	Southern California Edison Co.	3.600%	2/1/45	8,160	6,011
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,826
	Southern California Edison Co.	4.125%	3/1/48	32,029	24,953
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,685
	Southern California Edison Co.	3.650%	2/1/50	25,325	18,093
	Southern California Edison Co.	5.700%	3/1/53	6,920	6,718
	Southern California Edison Co.	5.875%	12/1/53	7,688	7,648
	Southern California Edison Co.	5.750%	4/15/54	7,370	7,235
	Southern California Gas Co.	6.350%	11/15/52	14,830	15,931
	Southern Co.	4.400%	7/1/46	25,160	20,801
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,340
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,156
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,463
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,071
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,743
	Tampa Electric Co.	4.900%	3/1/29	7,195	7,189
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	37,437
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	17,609
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	16,716
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,630
	Union Electric Co.	4.000%	4/1/48	14,942	11,553
	Union Electric Co.	3.900%	4/1/52	13,335	10,190
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	39,731
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	9,759
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,321
					3,071,717
Total Corporate Bonds (Cost $22,848,819)					20,785,564
Sovereign Bonds (0.6%)
[6]	Government of Bermuda	2.375%	8/20/30	18,405	15,620
[6]	Government of Bermuda	3.375%	8/20/50	7,115	4,711
[6]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	33,986
[6]	Kingdom of Saudi Arabia	5.750%	1/16/54	30,657	28,607
[6]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,601
	Republic of Chile	2.550%	7/27/33	37,110	29,912
	Republic of Chile	3.500%	1/31/34	19,975	17,216
	Republic of Chile	3.500%	4/15/53	22,895	15,616
	State of Israel	5.375%	3/12/29	31,735	31,626
	State of Israel	5.500%	3/12/34	18,085	17,632
	State of Israel	5.750%	3/12/54	57,000	52,062
[6]	State of Qatar	4.400%	4/16/50	13,435	11,374
	United Mexican States	6.338%	5/4/53	16,100	14,298
	United Mexican States	6.400%	5/7/54	31,710	28,448
Total Sovereign Bonds (Cost $356,021)					318,709
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,822
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	4,936
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	28,427
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,032
	California GO	7.500%	4/1/34	5,845	6,668
	California GO	7.300%	10/1/39	38,580	43,927
	California GO	5.875%	10/1/41	26,725	27,630
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,715
	California State University College & University Revenue	2.719%	11/1/52	7,175	4,710
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,212
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	56,557	62,302
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	28,903	31,839
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,352

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	8,005	7,821
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	5,969
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,224
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	3,876
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	18,505	16,038
	Duke University College & University Revenue	5.850%	4/1/37	62,165	65,982
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	8,641
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	69,437	74,088
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,999
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,455
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	7,945	7,380
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	50,000	34,691
	Houston TX GO	6.290%	3/1/32	11,355	11,901
	Illinois GO	5.100%	6/1/33	173,341	170,895
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,204
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	10,225	10,050
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,236
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	36,247
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,237
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	18,170	17,981
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	11,423
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	10,555	10,140
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	24,916
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,213
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,410
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,050
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	2,135	2,495
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	985	998
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	29,888
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	2,955	2,538
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,836
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	11,595	9,118
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	33,194
	New York NY GO	4.610%	9/1/37	25,165	23,861
	New York NY GO	5.094%	10/1/49	16,240	15,397
	New York NY GO	5.114%	10/1/54	7,665	7,253
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	16,782
[10]	Oregon School Boards Association GO	4.759%	6/30/28	8,307	8,304
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	21,509
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	68,335
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	35	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	32,585
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	10,882
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	44,520
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	9,796
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	10,956
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	8,815
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,392
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	30,757
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	7,275	7,344
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	12,791	12,818
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	29,286	28,840
	University of California College & University Revenue	1.316%	5/15/27	7,795	7,242
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,331
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,385
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	11,454
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	16,954
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	9,707
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	39,175
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	17,862
	University of Michigan College & University Revenue	2.562%	4/1/50	17,168	10,578
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	10,657
	University of Minnesota College & University Revenue	4.048%	4/1/52	26,315	21,355
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	3,840	3,882
	Wisconsin Appropriations Revenue	3.954%	5/1/36	20,825	18,892
Total Taxable Municipal Bonds (Cost $1,690,065)					1,512,362

Vanguard® Wellesley® Income Fund
	Shares	Market Value ($000)
Common Stocks (37.3%)
Communication Services (0.7%)
T-Mobile US Inc.	1,066,108	235,322
Omnicom Group Inc.	1,237,004	106,432
		341,754
Consumer Discretionary (1.6%)
Darden Restaurants Inc.	1,065,550	198,928
Tractor Supply Co.	3,430,270	182,010
Industria de Diseno Textil SA	3,423,420	175,361
Starbucks Corp.	1,406,030	128,300
NIKE Inc. Class B	1,415,218	107,090
		791,689
Consumer Staples (3.5%)
Keurig Dr Pepper Inc.	8,930,347	286,843
Philip Morris International Inc.	2,334,550	280,963
Procter & Gamble Co.	1,527,324	256,056
Pernod Ricard SA	2,107,606	238,132
Unilever plc ADR	4,150,703	235,345
Archer-Daniels-Midland Co.	4,605,072	232,648
Kenvue Inc.	9,696,136	207,012
		1,736,999
Energy (3.7%)
ConocoPhillips	5,685,083	563,790
Coterra Energy Inc.	12,163,947	310,667
EQT Corp.	6,029,708	278,030
EOG Resources Inc.	1,526,644	187,136
TotalEnergies SE	3,267,010	182,021
Targa Resources Corp.	906,048	161,729
Marathon Petroleum Corp.	828,058	115,514
Phillips 66	107,117	12,204
		1,811,091
Financials (6.9%)
JPMorgan Chase & Co.	3,738,526	896,162
Bank of America Corp.	8,770,817	385,477
American International Group Inc.	4,679,871	340,695
Morgan Stanley	2,559,727	321,809
Regions Financial Corp.	10,705,242	251,787
MetLife Inc.	2,750,323	225,196
Raymond James Financial Inc.	1,441,433	223,898
M&T Bank Corp.	1,120,717	210,706
Ares Management Corp. Class A	1,052,172	186,266
Royal Bank of Canada	1,348,284	162,569
Wells Fargo & Co.	1,496,869	105,140
Capital One Financial Corp.	305,320	54,445
		3,364,150
Health Care (6.0%)
Merck & Co. Inc.	5,657,925	562,850
Johnson & Johnson	3,696,457	534,582
Pfizer Inc.	18,573,362	492,751
Gilead Sciences Inc.	5,211,781	481,412
UnitedHealth Group Inc.	459,662	232,525
Elevance Health Inc.	611,533	225,594
Roche Holding AG	753,749	210,753
AstraZeneca plc ADR	2,995,964	196,296
		2,936,763
Industrials (4.5%)
PACCAR Inc.	2,810,223	292,319
Emerson Electric Co.	2,035,298	252,235
L3Harris Technologies Inc.	1,136,464	238,976
Johnson Controls International plc	2,753,978	217,372
BAE Systems plc	14,453,175	207,335
United Parcel Service Inc. Class B (XNYS)	1,583,677	199,702
Honeywell International Inc.	809,741	182,912
Siemens AG (Registered)	820,983	160,087
General Dynamics Corp.	501,697	132,192
Deere & Co.	306,374	129,811
Canadian National Railway Co.	1,032,089	104,806

Vanguard® Wellesley® Income Fund
				Shares	Market Value ($000)
	Northrop Grumman Corp.			194,737	91,388
					2,209,135
Information Technology (4.6%)
	Broadcom Inc.			3,623,723	840,124
	Cisco Systems Inc.			7,232,175	428,145
	TE Connectivity plc			1,568,269	224,216
	NXP Semiconductors NV			1,023,940	212,826
	Corning Inc.			3,870,546	183,928
	Accenture plc Class A			518,262	182,319
	QUALCOMM Inc.			1,039,156	159,635
					2,231,193
Materials (1.5%)
	PPG Industries Inc.			1,835,086	219,201
	Rio Tinto plc ADR			3,655,105	214,957
	Barrick Gold Corp. (XTSE)			9,420,656	146,020
	LyondellBasell Industries NV Class A			1,830,068	135,919
					716,097
Real Estate (1.3%)
	Crown Castle Inc.			2,892,192	262,495
	Weyerhaeuser Co.			7,919,138	222,924
	Gaming & Leisure Properties Inc.			3,620,035	174,341
					659,760
Utilities (3.0%)
	Sempra			3,428,895	300,783
	PPL Corp.			8,103,849	263,051
	American Electric Power Co. Inc.			2,638,320	243,332
	WEC Energy Group Inc.			2,041,332	191,967
	Dominion Energy Inc.			3,375,315	181,794
	Eversource Energy			3,016,050	173,212
	Atmos Energy Corp.			678,045	94,431
					1,448,570
Total Common Stocks (Cost $13,625,688)					18,247,201
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[12]	Vanguard Market Liquidity Fund	4.466%		64	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.6%)
	Bank of America Securities, LLC (Dated 12/31/24, Repurchase Value $16,804,000, collateralized by Fannie Mae 3.000%–4.500%, 12/1/32–8/1/54, Ginnie Mae 2.000%, 2/20/52, and U.S. Treasury Note/Bond 0.875%–3.875%, 9/30/26–12/31/27, with a value of $17,136,000)	4.460%	1/2/25	16,800	16,800
	Deutsche Bank Securities, Inc. (Dated 12/31/24, Repurchase Value $41,710,000, collateralized by U.S. Treasury Note/Bond 4.125%–4.500%, 1/31/26–5/31/29, with a value of $42,534,000)	4.450%	1/2/25	41,700	41,700
	HSBC Bank USA (Dated 12/31/24, Repurchase Value $8,002,000, collateralized by U.S. Treasury Bill 0.000%, 8/7/25, with a value of $8,160,000)	4.440%	1/2/25	8,000	8,000
	HSBC Bank USA (Dated 12/31/24, Repurchase Value $15,104,000, collateralized by Fannie Mae 5.500%, 6/1/53, with a value of $15,402,000)	4.450%	1/2/25	15,100	15,100
	JP Morgan Securities, LLC (Dated 12/31/24, Repurchase Value $25,006,000, collateralized by U.S. Treasury Note/Bond 0.625%–3.125%, 10/31/26–8/31/29, with a value of $25,500,000)	4.450%	1/2/25	25,000	25,000
	JP Morgan Securities, LLC (Dated 12/31/24, Repurchase Value $65,216,000, collateralized by U.S. Treasury Bill 0.000%, 11/28/25, U.S. Treasury Inflation Indexed Note 1.750%, 1/15/28, and U.S. Treasury Note/Bond 1.625%–2.875%, 11/30/26–5/15/49, with a value of $66,504,000)	4.450%	1/2/25	65,200	65,200
	Natixis SA (Dated 12/31/24, Repurchase Value $23,806,000, collateralized by Federal Home Loan Bank 2.840%, 1/27/42, U.S. Treasury Inflation Indexed Note 0.250%, 7/15/29, and U.S. Treasury Note/Bond 0.500%–4.625%, 2/28/26–5/15/53, with a value of $24,276,000)	4.440%	1/2/25	23,800	23,800

Vanguard® Wellesley® Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NatWest Markets plc (Dated 12/31/24, Repurchase Value $8,602,000, collateralized by U.S. Treasury Note/Bond 3.000%, 8/15/48, with a value of $8,772,000)	4.450%	1/2/25	8,600	8,600
Nomura International plc (Dated 12/31/24, Repurchase Value $24,506,000, collateralized by U.S. Treasury Note/Bond 0.375%–5.250%, 12/31/25–11/15/28, with a value of $25,015,000)	4.460%	1/2/25	24,500	24,500
RBC Capital Markets LLC (Dated 12/31/24, Repurchase Value $27,507,000, collateralized by Fannie Mae 5.000%, 11/1/52, and U.S. Treasury Note/Bond 2.500%–4.625%, 8/15/43–11/15/54, with a value of $28,050,000)	4.450%	1/2/25	27,500	27,500
Societe Generale (Dated 12/31/24, Repurchase Value $8,702,000, collateralized by U.S. Treasury Note/Bond 1.875%, 2/15/41, with a value of $8,874,000)	4.440%	1/2/25	8,700	8,700
				264,900
Total Temporary Cash Investments (Cost $264,902)				264,906
Total Investments (99.5%) (Cost $46,524,484)				48,700,639
Other Assets and Liabilities—Net (0.5%)				261,151
Net Assets (100%)				48,961,790
Cost is in $000.
1	Securities with a value of $704,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $2,392,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $6,940,157,000, representing 14.2% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
HSBC—HSBC Bank USA, N.A.
RBC—Royal Bank of Canada.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	800	164,488	251
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of

Vanguard® Wellesley® Income Fund
trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2024, counterparties had deposited in segregated accounts cash of $4,000 in connection with TBA transactions.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Wellesley® Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,430,020	—	6,430,020
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,141,877	—	1,141,877
Corporate Bonds	—	20,785,564	—	20,785,564
Sovereign Bonds	—	318,709	—	318,709
Taxable Municipal Bonds	—	1,512,362	—	1,512,362
Common Stocks	17,073,512	1,173,689	—	18,247,201
Temporary Cash Investments	6	264,900	—	264,906
Total	17,073,518	31,627,121	—	48,700,639
Derivative Financial Instruments
Assets
Futures Contracts[1]	251	—	—	251
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.